STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Income Statements
REVENUES	$ 0	$ 0
OPERATING EXPENSES
Professional fees	843,418	37,400
Directors fees	1,950,750	1,339,868
Depreciation	422	319
General & administrative	628,958	460,918
Officer payroll	4,354,536	3,390,308
TOTAL OPERATING EXPENSES	7,778,084	5,228,813
LOSS FROM OPERATIONS	(7,778,084)	(5,228,813)
OTHER INCOME (EXPENSE)
Franchise tax	0	(180,000)
Interest expense	(13,633)	(474)
Termination Fee	(5)	(427)
TOTAL OTHER INCOME (EXPENSE)	(13,638)	(180,901)
Net Income (Loss)	(7,791,722)	(5,409,714)
Basic and Diluted
Net loss per Common share (Basic and Diluted)	$ (0.01)	$ (0.01)
Weighted Average
Number of Common Shares - (Basic and Diluted)	1,060,109,184	1,016,009,671